SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)                               Basis of presentation, principles of consolidation and going concern

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All intercompany accounts and transactions have been eliminated. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated statements of operations from the effective date of acquisition or up to the effective date of disposal, as appropriate. The portion of the income or loss applicable to non-controlling interests in subsidiary undertakings is reflected in the consolidated statements of operations.

Since 2009 the Company experienced a significant decline in sales to the United States of America due to anti-dumping and countervailing duty on seamless pipes made in China, imposed by the United States government as set out in Note 28(c). In 2011, products sold to the United States of America accounted for 6.3% of the Company’s net revenues, compared to 9.0% and 9.7% of the Company’s net revenues, in 2009 and 2010, respectively. The Company suffered significant operating losses and had working capital deficiencies for the year ended December 31, 2011. In addition, the Company has a significant amount of short term borrowings, totaling $773,541, which requires the Company to secure additional funds given the Company’s current cash position. The Company’s available liquidity includes cash and cash equivalents, restricted cash, term deposit, and unused credit facilities. As of December 31, 2011, the Company had cash and cash equivalents balance of $27,742, restricted cash of $249,812, term deposit of $286 and unused bank credit facilities of $54,366 which are subject to renewal within the next twelve months.

Future uses of cash will include, among other possible demands:

•                   Continuing capital expenditures;

•                   Repayment of bank borrowings; and

•                   Continuing use of cash in operations

The Company has taken various actions to conserve cash, procure additional financing and improve the liquidity. Such actions include reducing working capital requirements in operations through reduction of accounts receivables, inventories and other measures and reducing capital spending through delaying or scaling down certain projects. The Company’s ability in meeting future cash flow requirements is dependent on many events outside of its direct control, including, among other things, successful renewal of bank borrowings, additional financing from the banks and capital market, and recovery of demand and selling prices for Oil Country Tubular Goods (“OCTG”) products.

During the first three months of 2012, $167,646 out of $773,541 short term bank borrowings outstanding as of December 31, 2011 became due for repayment. The Company was able to renew $15,000 and repay 152,646 of those borrowings and obtained new bank borrowings of $129,929. While the Company is required to repay approximately $750,824 bank borrowings as of the date of this report through December 31, 2012, the Company believes it will be able to renew a substantial portion of its bank borrowings and bank credit facilities as they fall due. In August 2011, the Company entered into a syndicated bank credit facility agreement with two lead banks and six other participating commercial banks which agreed to grant the Company a total of $453,903 (RMB2,860,000) of the syndicated bank credit facility in replacement of certain existing loan facilities from the relevant banks. As of December 31, 2011, the Company had drawn down $417,877 (RMB2,633,000) out of the total approved loan facility. Under the syndicated bank credit facility agreement, the Company is required to comply with certain financial covenants, including but not limited to, maintaining certain required financial ratios and asset pledge. The Company is currently in violation of the covenants. See more discussion in Note 17.

In order to counteract the adverse impact of anti-dumping and countervailing duty imposed by the United States of America, the Company is actively pursuing new opportunities in other international markets. Since the end of 2010 and in 2011, the Company secured several new order wins in international markets such as Venezuela and Ecuador.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business.

(b)                               Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts, the useful lives and impairment for property, plant and equipment, goodwill and acquired intangible assets, write-down in value of inventory, provision for product warranty, provision for income tax and share-based payments. Actual results could differ from those estimates.

(c)                                Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

(d)                               Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in the net cash from operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. Management considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, past transaction history with the customer, and current economic industry trends.

(e)                                Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted average method. Write-downs of potentially obsolete or slow-moving inventories are recorded based on the management’s specific analysis of future sales forecasts and economic conditions.

(f)                                   Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation except for land in the United States of America and Thailand which is stated at cost and is not amortized. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in income from operations. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. Estimated useful lives of property, plant and equipment are as follows:

Buildings	20-30 years
Equipment, furniture and fixtures	5 years
Plant and machinery	10 years
Motor vehicles	5 years
Computer equipment and software	3-5 years

(g)                               Prepaid lease payments for land use rights

All land in the PRC is owned by the PRC government. The government in the PRC, according to the relevant PRC law, may sell the right to use the land for a specified period of time. Payments for acquiring land use rights represent prepayments of rentals over the periods the rights are granted and are stated at the amount prepaid less accumulated amortization and any recognized impairment loss. Amortization is provided over the term of the land use right agreement on a straight-line basis. Prepaid lease payments which are to be amortized in the next twelve months or less are classified as current assets.

(h)                               Intangible assets

Intangible assets are initially measured based on their cost less accumulated amortization. Amortization is calculated on a straight-line basis over their expected useful economic lives.

(i)                                  Impairment of long-lived assets

The Company reviews its long lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets.

(j)                                   Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Company performs its annual goodwill impairment test on December 31 of each year for all reporting units. Goodwill is tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Company’s goodwill resulted from acquisition of Chaoyang Seamless, which is identified by management as held for sale, see Note 11.

(k)                               Equity-method investment

An affiliated company over which the Company has the ability to exercise significant influence, but does not have a controlling interest is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee of between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. The Company’s share of earnings of equity affiliate is included in the accompanying consolidated statements of operations below provision for income taxes.

The Company reviews the investment for other-than temporary impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment and recognize the impairment loss if the carrying value exceeds fair value.

(l)                                  Interest capitalization

Interest expenses incurred in relation to construction in progress are capitalized only during periods in which activities necessary to prepare the property, plant and equipment for its intended use are in progress. Capitalized interest expenses are recorded in construction in progress, and reclassified to property, plant and equipment upon substantial completion. Interest expenses incurred for such items after the construction is substantially completed and ready for the intended use are charged to expense as incurred.

(m)                             Revenue recognition

The Company’s principal sources of revenues are the sales of specialized oil pipes and to a lesser extent, sales of iron ore. The Company recognizes revenue when (1) there is persuasive evidence of an arrangement with the customer, (2) product is shipped and title has passed, and the Company has no significant future performance obligation, (3) the amount due from the customer is fixed or determinable, and (4) collectability is reasonably assured. There is no significant customer acceptance process. The Company assesses whether the amount due from the customer is fixed or determinable based on the terms of the agreement with the customer, including, but are not limited to, the payment terms associated with the transaction. The Company assesses collection based on a number of factors, including past transaction history with the customer and creditworthiness of the customer.

Sales of iron ore is recognized on the same criteria above except (2) that revenue is recognized when the iron ore is collected by the customer at the destination port.

The Company presents revenue net of value added tax (“VAT”), applicable local government levies and sales returns. VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. Net VAT balance between input VAT and output VAT is reflected in the accrued expenses and other current liabilities or prepaid expenses and other current assets. For products sold to overseas customers by the PRC entities, the Company first pays VAT at 17% and then receives a refund of 13%. The Company records VAT refund receivables on an accrual basis. VAT refund is recorded as a deduction to VAT payable on the consolidated balance sheets.

(n)                               Shipping and handling costs

Shipping and handling costs of products sold are included in cost of revenues and amounted to $26,017 and $33,796 and $40,954, for the years ended December 31, 2009, 2010 and 2011, respectively.

(o)                               Government grants

Government grants include cash subsidies as well as other subsidies received from the PRC government by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. Government grants are recognized when received and all the conditions specified in the grant have been met. Government grant recognized as other operating income were $1,966, $2,015 and $343 for each of the years ended December 31, 2009, 2010 and 2011, respectively. Capital grants received in advance of the acquisition of equipment are recorded initially in other current liabilities and then offset against the cost of the related equipment upon acquisition.

(p)                               Research and development costs

Research and development costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. All research and development costs are expensed as incurred. The Company incurred research and development expenses of $676, $1,743 and $1,536 for the years ended December 31, 2009, 2010 and 2011, respectively.

(q)                               Product warranty

The Company provides a warranty to customers that its products will meet the stated functionality as agreed to in each sales arrangement. The Company provides for the estimated warranty costs under these guarantees based upon historical experience and management’s estimate of the level of future claims.

(r)                                 Retirement and other post-retirement benefits

Contributions to retirement schemes, which are defined contribution plans, are charged to expense as and when the related employee service is provided.

(s)                                 Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

(t)                                  Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Company as enacted by the relevant tax authorities.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

(u)                               Foreign currency translation

The Company has chosen United States dollar (“$”) as its reporting currency. The functional currency of WSP Holdings, FSHL and Houston OCTG is United States dollar, while the functional currency of the Company’s major operating subsidiaries in the PRC is Renminbi and the functional currency of the Company’s operating subsidiary in Thailand is Baht. Monetary assets and liabilities denominated in other currencies are translated into the applicable functional currencies at the rates of exchange in effect at the balance sheet date. Nonmonetary assets and liabilities denominated in other currencies are remeasured into the applicable functional currencies at historical exchange rates and transactions denominated in other currencies are converted at the applicable rates of exchange prevailing when the transactions occurred. Exchange gains and losses are recognized in the consolidated statements of operations.

The group entities with functional currency other than United States dollar translate their financial position and operating results into United States dollar. Balance sheet accounts are translated using the exchange rates in effect at the balance sheet date. Transactions in currencies other than the United States dollar are translated using the average exchange rate prevailing in the period when transactions occurred. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the accompanying consolidated statements of changes in equity and comprehensive income.

(v)                                Foreign currency risk

The Renminbi is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of Renminbi into other currencies. The value of the Renminbi is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Company included aggregate amounts of $89,143, $34,471 and $22,424 as of December 31, 2009, 2010 and 2011, respectively, which were denominated in Renminbi.

In addition to Renminbi, the Company may from time to time review its working capital requirements and hold the excess capital in other foreign currencies. The Company had total amount of cash and cash equivalents of $15, $1,374 and $116 as of December 31, 2009, 2010 and 2011, respectively, which are held in currency other than functional currency of the respective entities.

(w)                             Concentration of credit risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts and bills receivable. The Company places its cash and cash equivalents and restricted cash with financial institutions. The Company does not require collateral or other security to support financial instruments subject to credit risks. The Company establishes an allowance for doubtful accounts primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

Net revenues from customers accounting for 10% or more of total net revenues are as follows:

	Year ended
Customer	December 31, 2009	December 31, 2010	December 31, 2011
	%	%	%
A	35	20	34
B	—	11	22
Total	35	31	56

Net accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

Customer	As of December 31, 2010	As of December 31, 2011
	%	%
A	18	23
B	11	42
E	—	11
Total	29	76

(w)                             Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(y)                                Financial instruments

Financial instruments include cash and cash equivalents, restricted cash, term deposits, accounts and bills receivable, amounts due from related parties, advances to suppliers, equity-method investments, accounts payable, advances from customers and other payables, amounts due to related parties, borrowings and foreign currency forward contracts. The carrying amounts of cash and cash equivalents, restricted cash, term deposits, accounts and bills receivable, advances to suppliers, amounts due from related parties, advances from customers, accounts payable, other payables and amounts due to related parties approximate their fair value due to the short term maturities of these instruments.

Equity-method investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The Company reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable. The Company would recognize an impairment loss if it is determined that the impairment is other than temporary.

Bank borrowings bear a floating rate of interest. Because the stated interest rate reflects the market rate, the carrying value of the bank borrowings approximates its fair value.

Foreign currency forward contracts are marked to market based on the prevailing forward exchange rate quoted by the contracted bank with changes in the fair value recognized in the consolidated statements of operations. The Company does not designate the foreign currency forward contracts as hedging instruments. Assets and liabilities resulted from foreign currency forward contracts are recorded at its fair value (level 1 inputs).

(z)                                 Stock-based compensation

Stock-based compensation expense is recognized based on grant-date fair value estimated in accordance with an authoritative pronouncement. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award with a corresponding impact reflected in additional paid-in capital. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

(aa)                        Net income (loss) per share

Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

(bb)                        Assets held for sale

For the business where management has committed to a plan to divest, which is typically demonstrated by approval from the Board of Directors, the business is valued at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value, an impairment loss is recognized. Upon designation as an asset held for sale, we cease depreciation.

(cc)                          Recently adopted accounting pronouncement

Effective January 1, 2010, the Company adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (“FASB”) regarding recognized and non-recognized subsequent events. The guidance establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. The adoption of this pronouncement did not have any significant impact on the Company’s financial condition or results of operations.

Effective January 1, 2010, the Company adopted an authoritative pronouncement issued by the FASB regarding additional disclosures about fair value measurements. This pronouncement amends previous guidance on fair value measurements to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurement on a gross basis rather than as a net basis as currently required. This guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. This guidance is effective for annual and interim periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activities of purchases, sales, issuances, and settlements on a gross basis, which will be effective for annual and interim periods beginning after December 15, 2010. Early application is permitted and in the period of initial adoption, entities are not required to provide the amended disclosures for any previous periods presented for comparative purposes. The pronouncement does not change how fair values are measured. The adoption of this pronouncement did not have any significant impact on the Company’s financial condition or results of operations.

Effective December 15, 2010, the Company adopted an authoritative pronouncement issued by the FASB on when to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. The amendments in this update modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The adoption of this pronouncement did not have any significant impact on the Company’s financial condition or results of operations.

(dd)                        Recently issued accounting pronouncements not yet adopted

In June 2011, the FASB issued an update to ASC 220, Comprehensive Income. This ASU requires entities to present components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that would include reclassification adjustments by component for items that are reclassified from other comprehensive income to net income on the face of the financial statements. In December 2011, the FASB issued an update to this ASU indefinitely deferring the implementation of the reclassification adjustments by component requirement of the ASU issued in June 2011. These ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. We will adopt the new presentation requirements of these ASUs retrospectively in the first quarter of 2012.

In September 2011, the FASB issued an update to ASC 350, Intangibles—Goodwill and Other. This ASU amends the guidance in ASC 350-20 on testing for goodwill impairment. The revised guidance allows entities testing for goodwill impairment to have the option of performing a qualitative assessment before calculating the fair value of the reporting unit. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test annually for impairment. The ASU is limited to goodwill and does not amend the annual requirement for testing other indefinite-lived intangible assets for impairment. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not expect this ASU to have a material impact, if any, on our consolidated financial statements.

In December 2011, the FASB issued changes to the disclosure of offsetting assets and liabilities. These changes require an entity to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The enhanced disclosures will enable users of an entity’s financial statements to understand and evaluate the effect or potential effect of master netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The Company does not expect the adoption to have a significant impact on its financial statements.